Income Tax - Summary of Reconciliation of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Major components of tax expense (income) [abstract]
Profit before income tax	$ 35,768,798	$ 1,273,817	$ 23,279,811	$ 31,937,678
Income tax expense calculated at the statutory rates	16,907,904	602,133	11,802,811	13,540,599
Nontaxable expense in determining taxable income	316,619	11,276	459,133	353,019
Tax-exempt income	(387,212)	(13,790)	(495,883)	(2,515,453)
Additional income tax on unappropriated earnings	680,649	24,240	19,115	(1,022,560)
Loss carry-forward and income tax credits currently used	(1,191,387)	(42,428)	(898,198)	(971,124)
Remeasurement of deferred income tax assets, net	(8,650,569)	(308,069)	(5,588,335)	(4,776,271)
Changes in estimate for prior periods	(472,512)	(16,827)	(352,579)	(103,822)
Unrecognized deductible temporary differences	(138,890)	(4,946)
Withholding tax	52,296	1,862	65,182	8,981
Income tax expense recognized in profit or loss	$ 7,116,898	$ 253,451	$ 5,011,246	$ 4,513,369